SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Allowance For Uncollectible Receivables) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	$ 82,000
Ending Balance	318,000	$ 82,000
Allowance for Uncollectible Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	82,000
Charge-offs	254,000	423,232
Recoveries	(18,000)	(91,840)
Rent Abatements reclassified to reduce rental income		(249,392)
Ending Balance	318,000	82,000
Bad Debt Expense [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning balance	255,060
Charge-offs	236,000	596,292
Recoveries		(91,840)
Rent Abatements reclassified to reduce rental income		(249,392)
Ending Balance	$ 236,000	$ 255,060